Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Total
Balance, value at Dec. 31, 2015	$ 148	$ (1,898)	$ 76,034	$ (6,082)	$ 68,202
Balance, shares at Dec. 31, 2015	37,440,552	(2,092,376)
Share-based compensation expense			429		429
Net income (loss)				4,734	4,734	[1]
Balance, value at Dec. 31, 2016	$ 148	$ (1,898)	76,463	(1,348)	$ 73,365
Balance, shares at Dec. 31, 2016	37,440,552	(2,092,376)			35,348,176
Exercise of share options	$ 1		1,340		$ 1,341
Exercise of share options, shares	483,955
Share-based compensation expense			634		634
Dividend				(5,001)	(5,001)
Net income (loss)				13,962	13,962
Balance, value at Dec. 31, 2017	$ 149	$ (1,898)	78,437	7,613	$ 84,301
Balance, shares at Dec. 31, 2017	37,924,507	(2,092,376)			35,832,131
Exercise of share options	$ 2		1,755		$ 1,757
Exercise of share options, shares	610,938
Share-based compensation expense			1,681		1,681
Dividend				(5,063)	(5,063)
Net income (loss)				18,731	18,731
Balance, value at Dec. 31, 2018	$ 151	$ (1,898)	$ 81,873	$ 21,281	$ 101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)			36,443,069

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19